Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 883,552	¥ 845,720
Less: accumulated amortization	(346,043)	(286,012)
Intangible assets, net	537,509	559,708
Trademark
Finite Lived Intangible Assets [Line Items]
Total cost	679,384	652,911
Software
Finite Lived Intangible Assets [Line Items]
Total cost	45,942	45,223
Customer Relationship
Finite Lived Intangible Assets [Line Items]
Total cost	99,063	95,303
Technique
Finite Lived Intangible Assets [Line Items]
Total cost	52,263	45,383
Non-complete
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 6,900	¥ 6,900